Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional amount of foreign currency exchange contracts	$ 1.4	$ 0.7	$ 4.9
Contract term for exchange contracts, Maximum	3 months	3 months
Contract term for exchange contracts, Minimum	12 months	12 months
Assets Held for sale	5.1	3.6	10.0
Impairment charge of asset held for sale	$ 0.9	$ 1.0	$ 7.8	$ 1.4
Nickel Futures or Option Contracts
Derivatives, Fair Value [Line Items]
Commodity notional value	132	182	276
Hot Roll Steel Coil Option Contracts
Derivatives, Fair Value [Line Items]
Commodity notional value	5,000	1,300	5,780
Aluminum Price Swaps
Derivatives, Fair Value [Line Items]
Commodity notional value	60	80	1,210